UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

The Value Line Asset Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31, 2014

Date of reporting period: June 30, 2013

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 6/30/13 is included with this Form.

Schedule of Investments (unaudited)	June 30, 2013
Value Line Asset Allocation Fund, Inc.

Shares		Value

COMMON STOCKS (70.6%)

	CONSUMER DISCRETIONARY (8.6%)
6,000	Arbitron, Inc.	$278,700
2,200	AutoZone, Inc. *	932,118
5,400	BorgWarner, Inc. *	465,210
16,000	Brinker International, Inc.	630,880
2,000	Buffalo Wild Wings, Inc. *	196,320
5,000	Darden Restaurants, Inc.	252,400
14,000	Dick’s Sporting Goods, Inc.	700,840
6,000	Domino’s Pizza, Inc.	348,900
3,000	DSW, Inc. Class A	220,410
5,700	Genesco, Inc. *	381,843
9,000	Genuine Parts Co.	702,630
2,000	Gildan Activewear, Inc.	81,020
4,100	John Wiley & Sons, Inc. Class A	164,369
6,000	Johnson Controls, Inc.	214,740
28,000	LKQ Corp. *	721,000
6,200	Luxottica Group S.p.A. ADR	313,472
6,000	McDonald’s Corp.	594,000
10,200	Movado Group, Inc.	345,066
17,000	NIKE, Inc. Class B	1,082,560
5,000	O’Reilly Automotive, Inc. *	563,100
8,100	Penn National Gaming, Inc. *	428,166
4,500	Pool Corp.	235,845
4,619	PVH Corp.	577,606
2,000	Service Corporation International	36,060
9,000	Starbucks Corp.	589,410
18,000	TJX Companies, Inc. (The)	901,080
5,200	VF Corp.	1,003,912
13,000	Wolverine World Wide, Inc.	709,930
14,400	Yum! Brands, Inc.	998,496
		14,670,083

	CONSUMER STAPLES (7.9%)
3,500	Boston Beer Co., Inc. (The) Class A * (1)	597,240
38,000	BRF S.A. ADR (1)	824,980
3,300	British American Tobacco PLC ADR (1)	339,702
4,000	Bunge Ltd.	283,080
8,000	Casey’s General Stores, Inc.	481,280
15,200	Church & Dwight Co., Inc.	937,992
2,000	Coca-Cola Femsa, S.A.B. de C.V. ADR	280,580
7,000	Costco Wholesale Corp.	773,990
4,200	Diageo PLC ADR	482,790
9,400	Energizer Holdings, Inc.	944,794
23,175	Flowers Foods, Inc.	511,009
5,400	Fomento Economico Mexicano S.A.B. de C.V. ADR	557,226
23,000	General Mills, Inc.	1,116,190
7,000	Harris Teeter Supermarkets, Inc.	328,020
14,400	Hormel Foods Corp.	555,552
7,000	Ingredion, Inc.	459,340
4,800	J&J Snack Foods Corp.	373,440
8,000	McCormick & Co., Inc.	562,880
4,000	Nestle SA ADR	263,120
18,000	PepsiCo, Inc.	1,472,220
19,000	Reynolds American, Inc.	919,030

Shares		Value
10,600	Whole Foods Market, Inc.	$545,688
		13,610,143

	ENERGY (2.6%)
12,000	Atwood Oceanics, Inc. *	624,600
8,000	Cameron International Corp. *	489,280
14,000	Enbridge, Inc.	588,980
10,000	EQT Corp.	793,700
11,400	FMC Technologies, Inc. *	634,752
20,000	Noble Energy, Inc.	1,200,800
7,000	Ultrapar Participacoes S.A. ADR	167,580
		4,499,692

	FINANCIALS (8.6%)
13,000	ACE Ltd.	1,163,240
7,600	Affiliated Managers Group, Inc. *	1,245,944
6,300	AFLAC, Inc.	366,156
2,000	Alleghany Corp. *	766,620
10,400	American Campus Communities, Inc. REIT	422,864
7,400	American Tower Corp. REIT	541,458
11,700	Arch Capital Group Ltd. *	601,497
4,400	Bank of Montreal	255,332
5,500	Bank of Nova Scotia (1)	294,525
3,300	BlackRock, Inc.	847,605
5,600	BOK Financial Corp.	358,680
1,000	BRE Properties, Inc. REIT	50,020
12,000	Brown & Brown, Inc.	386,880
7,600	Camden Property Trust REIT	525,464
6,000	Eaton Vance Corp.	225,540
2,700	Enstar Group Ltd. *	359,046
12,400	Equity One, Inc. REIT (1)	280,612
2,400	FBL Financial Group, Inc. Class A	104,424
7,000	HCP, Inc. REIT	318,080
4,000	LTC Properties, Inc. REIT	156,200
10,000	M&T Bank Corp.	1,117,500
6,000	PartnerRe Ltd.	543,360
2,800	Portfolio Recovery Associates, Inc. *	430,164
8,400	ProAssurance Corp.	438,144
9,600	Prosperity Bancshares, Inc.	497,184
7,500	Prudential Financial, Inc.	547,725
8,900	RLI Corp.	680,049
6,000	Royal Bank of Canada	349,860
1,500	Signature Bank *	124,530
3,800	T. Rowe Price Group, Inc.	277,970
10,000	Wells Fargo & Co.	412,700
		14,689,373

	HEALTH CARE (7.2%)
3,600	Akorn, Inc. *	48,672
11,000	Alexion Pharmaceuticals, Inc. *	1,014,640
2,800	Allergan, Inc.	235,872
2,000	Becton, Dickinson & Co.	197,660
6,000	Bio-Rad Laboratories, Inc. Class A *	673,200
2,400	Bio-Reference Laboratories, Inc. * (1)	69,000
6,600	C.R. Bard, Inc.	717,288
7,200	Catamaran Corp. *	350,784
13,600	Cerner Corp. *	1,306,824

1

June 30, 2013

Shares		Value
6,000	Edwards Lifesciences Corp. *	$403,200
8,800	Express Scripts Holding Co. *	542,872
3,200	Fresenius Medical Care AG & Co. KGaA ADR	112,864
10,700	Henry Schein, Inc. *	1,024,525
3,600	HMS Holdings Corp. *	83,880
7,000	IDEXX Laboratories, Inc. *	628,460
3,000	McKesson Corp.	343,500
9,200	Mednax, Inc. *	842,536
5,800	Mettler-Toledo International, Inc. *	1,166,960
3,700	MWI Veterinary Supply, Inc. *	455,988
2,000	Novo Nordisk A/S ADR	309,940
9,000	ResMed, Inc. (1)	406,170
6,000	Teva Pharmaceutical Industries Ltd. ADR	235,200
13,300	Thermo Fisher Scientific, Inc.	1,125,579
		12,295,614

	INDUSTRIALS (20.8%)
9,600	Acuity Brands, Inc.	724,992
7,600	Advisory Board Co. (The) *	415,340
22,875	AMETEK, Inc.	967,612
9,400	Canadian National Railway Co.	914,338
7,600	Canadian Pacific Railway Ltd.	922,488
8,000	Carlisle Companies, Inc.	498,480
10,000	Chicago Bridge & Iron Co. N.V.	596,600
3,300	CLARCOR, Inc.	172,293
5,000	Clean Harbors, Inc. *	252,650
8,000	Copart, Inc. *	246,400
17,400	Danaher Corp.	1,101,420
8,000	Donaldson Co., Inc.	285,280
18,000	Eaton Corp. PLC	1,184,580
3,300	Esterline Technologies Corp. *	238,557
11,000	Fastenal Co.	504,350
7,000	FedEx Corp.	690,060
16,200	Flowserve Corp.	874,962
11,800	Franklin Electric Co., Inc.	397,070
5,000	Gardner Denver, Inc.	375,900
8,000	General Dynamics Corp.	626,640
4,000	Healthcare Services Group, Inc.	98,080
12,950	HEICO Corp.	652,291
17,800	IDEX Corp.	957,818
3,000	IHS, Inc. Class A *	313,140
10,888	Iron Mountain, Inc.	289,730
11,500	ITT Corp.	338,215
7,300	J.B. Hunt Transport Services, Inc.	527,352
11,400	Kansas City Southern	1,207,944
13,200	Kirby Corp. *	1,049,928
3,500	L-3 Communications Holdings, Inc.	300,090
8,200	Lincoln Electric Holdings, Inc.	469,614
6,000	Nordson Corp.	415,860
12,000	Parker Hannifin Corp.	1,144,800
7,200	Precision Castparts Corp.	1,627,272
25,000	Republic Services, Inc.	848,500
6,000	Rockwell Automation, Inc.	498,840
3,000	Rockwell Collins, Inc.	190,230
27,400	Rollins, Inc.	709,660
12,200	Roper Industries, Inc.	1,515,484
11,000	Rush Enterprises, Inc. Class A *	272,250

Shares		Value
5,000	Ryanair Holdings PLC ADR	$257,650
3,000	Snap-on, Inc.	268,140
13,000	Stericycle, Inc. *	1,435,590
9,000	Teledyne Technologies, Inc. *	696,150
19,200	Toro Co. (The)	871,872
7,600	Union Pacific Corp.	1,172,528
11,000	United Technologies Corp.	1,022,340
7,100	Valmont Industries, Inc.	1,015,939
4,800	W.W. Grainger, Inc.	1,210,464
18,400	Wabtec Corp.	983,112
26,350	Waste Connections, Inc.	1,084,039
5,600	Woodward Inc.	224,000
		35,658,934

	INFORMATION TECHNOLOGY (5.8%)
15,000	Accenture PLC Class A	1,079,400
5,000	Alliance Data Systems Corp. * (1)	905,150
10,000	Amphenol Corp. Class A	779,400
15,000	ANSYS, Inc. *	1,096,500
600	Apple, Inc.	237,648
7,000	CGI Group, Inc. Class A *	205,030
4,000	Cognizant Technology Solutions Corp. Class A *	250,440
2,500	Equinix, Inc. *	461,800
4,000	Fiserv, Inc. *	349,640
6,100	j2 Global, Inc. (1)	259,311
2,700	MasterCard, Inc. Class A	1,551,150
15,000	NCR Corp. *	494,850
18,000	Salesforce.com, Inc. *	687,240
16,200	Trimble Navigation Ltd. *	421,362
5,000	Ultimate Software Group, Inc. (The) *	586,450
7,000	WEX, Inc. *	536,900
		9,902,271

	MATERIALS (7.0%)
4,000	Air Products & Chemicals, Inc.	366,280
6,000	Airgas, Inc.	572,760
7,000	AptarGroup, Inc.	386,470
3,700	Ball Corp.	153,698
1,000	CF Industries Holdings, Inc.	171,500
23,000	Crown Holdings, Inc. *	945,990
5,700	Cytec Industries, Inc.	417,525
13,000	Ecolab, Inc.	1,107,470
16,000	FMC Corp.	976,960
3,400	Hawkins, Inc.	133,926
2,000	NewMarket Corp. (1)	525,120
15,000	Packaging Corp. of America	734,400
4,000	PPG Industries, Inc.	585,640
11,400	Praxair, Inc.	1,312,824
6,000	Rockwood Holdings, Inc.	384,180
6,000	Sherwin-Williams Co. (The)	1,059,600
8,400	Sigma-Aldrich Corp.	675,024
8,000	Silgan Holdings, Inc.	375,680
16,000	Valspar Corp. (The)	1,034,720
		11,919,767

	TELECOMMUNICATION SERVICES (0.7%)
8,000	Crown Castle International Corp. *	579,120

2

Schedule of Investments (unaudited)

Shares		Value
9,000	SBA Communications Corp. Class A *	$667,080
		1,246,200

	UTILITIES (1.4%)
33,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	343,530
4,800	Cleco Corp.	222,864
5,000	El Paso Electric Co.	176,550
4,000	ITC Holdings Corp.	365,200
12,000	ONEOK, Inc.	495,720
15,000	Questar Corp.	357,750
2,600	South Jersey Industries, Inc.	149,266
3,000	Southwest Gas Corp.	140,370
6,000	Wisconsin Energy Corp.	245,940
		2,497,190

	TOTAL COMMON STOCKS (Cost $87,473,585) (70.6%)	120,989,267

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (6.7%)
$500,000	Federal Home Loan Mortgage Corp. 0.75%, 1/12/18	484,104
148,880	Federal Home Loan Mortgage Corp. 4.50%, 10/15/27	153,339
292,200	Federal Home Loan Mortgage Corp. 2.00%, 1/15/33	287,861
28,801	Federal Home Loan Mortgage Corp. 4.50%, 3/15/36	28,959
422,485	Federal Home Loan Mortgage Corp. Pool #G08488 3.50%, 4/1/42	428,533
440,899	Federal Home Loan Mortgage Corp., Gold PC Pool #A95404 4.00%, 12/1/40	458,754
630,766	Federal Home Loan Mortgage Corp., Gold PC Pool #A97264 4.00%, 2/1/41	657,724
100,425	Federal Home Loan Mortgage Corp., Gold PC Pool #C03516 4.00%, 9/1/40	104,492
353,330	Federal Home Loan Mortgage Corp., Gold PC Pool #G08469 3.50%, 12/1/41	358,388
104,724	Federal Home Loan Mortgage Corp., Gold PC Pool #J03316 5.00%, 9/1/21	112,172
627,718	Federal Home Loan Mortgage Corp., Gold PC Pool #J13885 3.50%, 12/1/25	652,223
342,222	Federal Home Loan Mortgage Corp., Gold PC Pool #Q05649 4.00%, 1/1/42	356,848

Principal Amount		Value
$384,288	Federal Home Loan Mortgage Corp., Gold PC Pool #Q05714 4.00%, 1/1/42	$401,162
500,000	Federal National Mortgage Association 0.38%, 12/21/15	497,207
400,000	Federal National Mortgage Association 1.25%, 1/30/17	402,448
353,018	Federal National Mortgage Association 4.50%, 4/1/40	374,026
64,364	Federal National Mortgage Association 4.50%, 7/1/40	68,194
1,034,462	Federal National Mortgage Association Pool #AB1796 3.50%, 11/1/40	1,051,534
271,781	Federal National Mortgage Association Pool #AB5024 3.00%, 4/1/42	265,919
437,396	Federal National Mortgage Association Pool #AB6286 2.50%, 9/1/27	440,483
438,548	Federal National Mortgage Association Pool #AJ6932 3.00%, 11/1/26	451,490
174,828	Federal National Mortgage Association Pool #AQ0287 3.00%, 10/1/42	171,057
487,442	Federal National Mortgage Association Pool #AR0930 2.50%, 1/1/28	490,882
327,264	Federal National Mortgage Association Pool #MA3894 4.00%, 9/1/31	341,710
587,842	Federal National Mortgage Association REMIC Trust Series 2009-88 Class MA 4.50%, 10/25/39	633,814
294,021	Federal National Mortgage Association REMIC Trust Series 2013-18 Class AE 2.00%, 3/25/28	290,004
244,737	Federal National Mortgage Association REMIC Trust Series 2013-41 Class WD 2.00%, 11/25/42	235,599
750,000	Federal National Mortgage Association TBA 4.50%, 7/1/43	793,594
396,527	Government National Mortgage Association 5.50%, 1/15/36	432,230

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,581,013) (6.7%)	11,424,750

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.3%)
350,000	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4, 3.02%, 9/10/45	330,622

3

June 30, 2013

Principal Amount		Value
$250,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	$245,449
250,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.41%, 8/25/18	254,295
250,000	Government National Mortgage Association, Series 2013-12, Class B, 2.45%, 11/16/52 (2)	239,176
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	239,795
300,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	279,429
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	465,117
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	231,241

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,482,201) (1.3%)	2,285,124

CORPORATE BONDS & NOTES (7.2%)

	COMMUNICATIONS (0.5%)
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 4.60%, 2/15/21	259,286
250,000	Motorola Solutions, Inc., Senior Unsecured Notes, 3.50%, 3/1/23	235,672
300,000	Verizon Communications, Inc., Senior Unsecured Notes, 8.75%, 11/1/18	391,002
		885,960

	CONSUMER, CYCLICAL (0.6%)
250,000	Home Depot, Inc. (The), Senior Unsecured Notes, 3.95%, 9/15/20	271,028
200,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 7.38%, 11/15/15	226,803
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	238,183
250,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	277,600
		1,013,614

	CONSUMER, NON-CYCLICAL (1.0%)
250,000	AbbVie, Inc., Senior Unsecured Notes, 2.00%, 11/6/18 (3)	242,407
500,000	Coca-Cola Enterprises, Inc., Senior Unsecured Notes, 3.25%, 8/19/21	491,619
250,000	Constellation Brands, Inc., Guaranteed Notes, 3.75%, 5/1/21	234,063
500,000	JM Smucker Co. (The), Guaranteed Notes, 3.50%, 10/15/21	498,975

Principal Amount		Value
$250,000	Teva Pharmaceutical Finance Co. BV, Series 2, Guaranteed Notes, 3.65%, 11/10/21	$250,023
		1,717,087

	ENERGY (0.5%)
300,000	Enterprise Products Operating LLC, Guaranteed Notes, 3.70%, 6/1/15	314,988
300,000	Husky Energy, Inc., Senior Unsecured Notes, 3.95%, 4/15/22	304,481
250,000	Williams Partners L.P., Senior Unsecured Notes, 4.13%, 11/15/20	251,995
		871,464

	FINANCIAL (3.9%)
500,000	ACE INA Holdings, Inc., Guaranteed Notes, 2.70%, 3/13/23	466,626
250,000	American Honda Finance Corp., Senior Unsecured Notes, 2.13%, 2/28/17 (3)	252,838
250,000	Bank of America Corp. MTN, Senior Unsecured Notes, 3.30%, 1/11/23	236,287
200,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	222,196
150,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	170,135
400,000	Capital One NA/Mclean VA, Senior Notes, 1.50%, 3/22/18	385,541
250,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (1) (3)	242,858
250,000	Fifth Third Bank, Senior Unsecured Notes, 1.45%, 2/28/18	241,504
500,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.38%, 1/16/18	481,423
250,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 1.03%, 8/11/15 (2)	250,891
500,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 3.35%, 10/17/16	526,365
250,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 3.25%, 5/15/18 (3)	243,125
250,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 5.75%, 1/24/22	275,753
182,000	HCP, Inc., Senior Unsecured Notes, 3.15%, 8/1/22	167,329
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	204,765
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.15%, 7/5/16	519,300
500,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	493,950
250,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	230,635
600,000	Private Export Funding Corp., Series GG, 2.45%, 7/15/24	557,716
250,000	SLM Corp., Senior Unsecured Notes, 5.50%, 1/25/23 (1)	238,051

4

Schedule of Investments (unaudited)

Principal Amount		Value
$250,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	$238,759
		6,646,047

	INDUSTRIAL (0.3%)
234,000	Masco Corp., Senior Unsecured Notes, 6.13%, 10/3/16	252,720
250,000	Ryder System, Inc. MTN, Senior Unsecured Notes, 2.35%, 2/26/19	241,831
		494,551

	UTILITIES (0.4%)
250,000	Alabama Power Co., Senior Unsecured Notes, 3.85%, 12/1/42	218,580
150,000	Dominion Resources, Inc., Series C, Senior Unsecured Notes, 4.90%, 8/1/41	151,437
250,000	Florida Power & Light Co., 4.95%, 6/1/35	271,523
		641,540

	TOTAL CORPORATE BONDS & NOTES (Cost $12,645,866) (7.2%)	12,270,263

FOREIGN GOVERNMENT OBLIGATIONS (0.4%)
250,000	Asian Development Bank MTN, Senior Unsecured Notes, 1.38%, 3/23/20	239,603
500,000	International Bank for Reconstruction & Development, Senior Unsecured Notes, 0.50%, 4/15/16	498,295

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $749,374) (0.4%)	737,898

LONG-TERM MUNICIPAL SECURITIES (0.3%)
330,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	313,520
250,000	University of Oklahoma (The), Revenue Bonds, Series B, 3.10%, 7/1/26	232,760

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $586,011) (0.3%)	546,280

U.S. TREASURY OBLIGATIONS (9.3%)

	U.S. TREASURY NOTES & BONDS (9.3%)
350,000	U.S. Treasury Bonds, 5.38%, 2/15/31	455,930
550,000	U.S. Treasury Bonds, 4.63%, 2/15/40	670,227
250,000	U.S. Treasury Bonds, 3.75%, 8/15/41	263,945
500,000	U.S. Treasury Notes, 0.25%, 5/31/14	500,293
1,000,000	U.S. Treasury Notes, 0.25%, 2/15/15	999,414
500,000	U.S. Treasury Notes, 0.38%, 6/15/15	500,156

Principal Amount		Value
$300,000	U.S. Treasury Notes, 1.88%, 6/30/15	$309,000
900,000	U.S. Treasury Notes, 1.75%, 5/31/16	928,265
2,350,000	U.S. Treasury Notes, 1.00%, 9/30/16	2,365,973
250,000	U.S. Treasury Notes, 0.88%, 12/31/16	249,844
500,000	U.S. Treasury Notes, 1.00%, 3/31/17	500,469
300,000	U.S. Treasury Notes, 1.88%, 10/31/17	308,672
350,000	U.S. Treasury Notes, 0.63%, 11/30/17	341,223
500,000	U.S. Treasury Notes, 0.75%, 12/31/17	489,180
700,000	U.S. Treasury Notes, 1.50%, 8/31/18	701,968
2,300,000	U.S. Treasury Notes, 1.38%, 9/30/18	2,289,937
1,000,000	U.S. Treasury Notes, 1.38%, 12/31/18	991,719
500,000	U.S. Treasury Notes, 1.25%, 1/31/19	491,992
1,000,000	U.S. Treasury Notes, 1.38%, 2/28/19	989,062
500,000	U.S. Treasury Notes, 1.00%, 8/31/19	478,750
150,000	U.S. Treasury Notes, 1.38%, 1/31/20	145,828
1,000,000	U.S. Treasury Notes, 1.13%, 3/31/20	952,812
		15,924,659

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,343,871) (9.3%)	15,924,659

SHORT-TERM INVESTMENTS (6.8%)

	REPURCHASE AGREEMENTS (3.9%)
6,600,000	With Morgan Stanley, 0.01%, dated 06/28/13, due 07/01/13, delivery value $6,600,006 (collateralized by $6,685,000 U.S. Treasury Notes 1.000% due 08/31/16, with a value of $6,758,526)	6,600,000

	JOINT REPURCHASE AGREEMENTS (Investments of Cash Collateral for Securities on Loan) (2.9%)
1,471,478	Joint Repurchase Agreement with Morgan Stanley, 0.12%, dated 06/28/13, due 07/01/13, delivery value $1,471,493 (collateralized by $1,488,606 U.S. Treasury Notes 1.250% - 1.500% due 02/15/14 - 08/31/18, with a value of $1,500,910)	1,471,478
1,824,633	Joint Repurchase Agreement with Barclays, 0.10%, dated 06/28/13, due 07/01/13, delivery value $1,824,648 (collateralized by $1,880,084 U.S. Treasury Inflation Indexed Notes 0.125% due 07/15/22, with a value of $1,861,127)	1,824,633

5

June 30, 2013

Principal Amount		Value
$1,706,914	Joint Repurchase Agreement with Credit Suisse First Boston, 0.10%, dated 06/28/13, due 07/01/13, delivery value $1,706,929 (collateralized by $1,770,482 U.S. Treasury Notes 1.000% due 05/31/18, with a value of $1,741,261)	$1,706,914

	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $5,003,025) (2.9%)	5,003,025

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,603,025) (6.8%)	11,603,025

	TOTAL INVESTMENT SECURITIES (102.6%) (Cost $143,464,946)	$175,781,266

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.6%)		(4,500,137)
NET ASSETS (4) (100%)		$171,281,129
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($171,281,129 ÷ 6,920,615 shares outstanding)		$24.75

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2013, the market value of the securities on loan was $4,898,604.
(2)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
For federal income tax purposes, the aggregate cost was $143,464,946, aggregate gross unrealized appreciation was $34,317,449, aggregate gross unrealized depreciation was $2,001,129 and the net unrealized appreciation was $32,316,320.

ADR	American Depositary Receipt.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

6

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$120,989,267	$0	$0	$120,989,267
U.S. Government Agency Obligations	0	11,424,750	0	11,424,750
Commercial Mortgage-Backed Securities	0	2,285,124	0	2,285,124
Corporate Bonds & Notes	0	12,270,263	0	12,270,263
Foreign Government Obligations	0	737,898	0	737,898
Long-Term Municipal Securities	0	546,280	0	546,280
U.S. Treasury Obligations	0	15,924,659	0	15,924,659
Short-Term Investments	0	11,603,025	0	11,603,025

Total Investments in Securities	$120,989,267	$54,791,999	$0	$175,781,266

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended June 30, 2013 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:    /s/ Mitchell E. Appel

Mitchell E. Appel, President

Date: August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mitchell E. Appel

Mitchell E. Appel, President, Principal Executive Officer

By: /s/ Emily D. Washington

Emily D. Washington, Treasurer, Principal Financial Officer

Date: August 27, 2013